Schedule of investments
Macquarie VIP Pathfinder Conservative Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.81%<<
Fixed Income Funds — 55.11%
Macquarie VIP Corporate Bond Series Service Class	4,691,132	$22,235,967
Macquarie VIP High Income Series Standard Class	279,006	820,277
Macquarie VIP Limited-Term Bond Series Service Class	2,722,066	12,957,034
		36,013,278
Global / International Equity Fund — 9.70%
Macquarie VIP International Core Equity Series Standard Class	357,944	6,339,201
		6,339,201
US Equity Funds — 35.00%
Macquarie VIP Core Equity Series Service Class	614,786	8,539,381
Macquarie VIP Growth and Income Series Standard Class	88,885	3,211,431
Macquarie VIP Growth Series Service Class	547,800	5,450,614
Macquarie VIP Mid Cap Growth Series Standard Class	49,026	454,959
Macquarie VIP Small Cap Growth Series Standard Class	75,306	457,105
Macquarie VIP Smid Cap Core Series Service Class	184,614	2,259,672
Macquarie VIP Value Series Service Class	535,246	2,499,597
		22,872,759
Total Affiliated Mutual Funds (cost $75,349,081)		65,225,238

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	40,615	$ 40,615
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	40,616	40,616
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	40,615	40,615
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	40,615	40,615
Total Short-Term Investments (cost $162,461)		162,461

Total Value of Securities—100.06% (cost $75,511,542)		65,387,699
Liabilities Net of Receivables and Other Assets—(0.06%)		(36,483)
Net Assets Applicable to 15,240,266 Shares Outstanding—100.00%		$65,351,216
<<	Affiliated company.
NQ- IV046 [0325] 0525 (4473528)    1